PROVISIONS FOR LITIGATION AND CONTINGENT LIABILITIES - Probable losses (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT
Provision on legal proceedings, current	R$ 1,031,488	R$ 931,364
NONCURRENT
Provision on legal proceedings, non-current	24,214,938	23,196,295
Provision on legal proceedings	25,246,426	24,127,659
Civil
CURRENT
Provision on legal proceedings, current	1,030,288	884,044
NONCURRENT
Provision on legal proceedings, non-current	22,104,427	21,327,263
Provision on legal proceedings	23,134,716	22,211,307
Labor
CURRENT
Provision on legal proceedings, current	1,200	45,611
NONCURRENT
Provision on legal proceedings, non-current	1,774,298	1,522,207
Provision on legal proceedings	1,775,497	1,567,818
Tax
CURRENT
Provision on legal proceedings, current		1,709
NONCURRENT
Provision on legal proceedings, non-current	336,213	346,825
Provision on legal proceedings	R$ 336,213	R$ 348,534